Related Party Transactions - Additional Information (Detail) - USD ($)				2 Months Ended	3 Months Ended	11 Months Ended
	May 18, 2020	May 13, 2020	Feb. 14, 2020	Mar. 31, 2020	Mar. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Number of shares forfeited				750,000	750,000	750,000
Sale of common stock, Shares	20,000,000
Proceeds from sale of common stock to Founder				$ 25,000		$ 25,000
Sale of units					20,000,000	20,000,000
Sale of stock price per unit	$ 10.00				$ 10.00	$ 10.00
Number of shares of common stock per unit	1
Exercise price of warrants	$ 11.50
Holding period of shares for completion of initial business combination					12 months	12 months
Number of trading period for transfer of shares					20 days	20 days
Number of consecutive trading period for transfer of shares					30 days	30 days
Period after completion of business combination to allow transfer of shares					30 days	30 days
Warrants transfer restrictions period following consummation of business combination					1 year	1 year
Maximum [Member]
Related Party Transaction [Line Items]
Period after initial business combination to allow transfer of shares					90 days	90 days
Private Placement
Related Party Transaction [Line Items]
Sale of stock price per unit	$ 10.00				$ 10.00	$ 10.00
Insider Shares Grant Agreements
Related Party Transaction [Line Items]
Common stock issued in consideration for future service		5,000			15,000	15,000
Grant agreement date					May 13, 2020	May 13, 2020
Common Stock
Related Party Transaction [Line Items]
Stock price threshold that allows transfer of shares					$ 12.50	$ 12.50
Common Stock | Maximum [Member]
Related Party Transaction [Line Items]
Exercise price of warrants					9.20	9.20
Warrants
Related Party Transaction [Line Items]
Sale of units description	Each Unit consists of one share of the Company's common stock, $0.0001 par value ("Common Stock"), and three-fourths (3/4) of one redeemable warrant (a "Public Warrant")
Exercise price of warrants					$ 11.50	$ 11.50
Number of fractional shares issued upon exercise of warrants					0	0
Period after business combination when warrants become exercisable					30 days	30 days
Period after offering when warrants become exercisable					12 months	12 months
Warrants exercisable expiration period after completion of business combination					5 years	5 years
Period allotted to complete the business combination					18 months	18 months
Net cash settlement value of warrants					$ 0	$ 0
Redemption price per warrant					$ 0.01	$ 0.01
Minimum period of prior written notice of redemption of warrants					30 days	30 days
Minimum price per share required for redemption of warrants					$ 18.00	$ 18.00
Warrants redemption covenant, threshold trading days					20 days	20 days
Warrants redemption covenant, threshold consecutive trading days					30 days	30 days
Warrants | Maximum [Member]
Related Party Transaction [Line Items]
Exercise price of warrants					$ 9.20	$ 9.20
Founders
Related Party Transaction [Line Items]
Share price per share				$ 0.0044		0.0044
Founders | Private Placement
Related Party Transaction [Line Items]
Share price per share						$ 10
Sale of units	650,000				650,000	650,000
Sale of stock price per unit					$ 10.00	$ 10.00
Number of shares of common stock per unit					1	1
Exercise price of warrants					$ 11.50	$ 11.50
Founders | Insider Shares Grant Agreements
Related Party Transaction [Line Items]
Collectively owned of issued and outstanding shares after offering					22.00%	22.00%
Founders | Common Stock
Related Party Transaction [Line Items]
Number of shares forfeited					750,000	750,000
Sale of common stock, Shares			5,735,000	5,735,000		5,735,000
Proceeds from sale of common stock to Founder			$ 25,000
Share price per share			$ 0.0044
Founders | Common Stock | Private Placement
Related Party Transaction [Line Items]
Sale of common stock, Shares						650,000
Underwriters | Private Placement
Related Party Transaction [Line Items]
Sale of units					243,479	243,479
Sale of stock price per unit					$ 10.00	$ 10.00
Number of shares of common stock per unit					1	1
Exercise price of warrants					$ 11.50	$ 11.50
Founder and Underwriters | Private Placement
Related Party Transaction [Line Items]
Number of shares of common stock per unit					1	1
Sale of units description					Each Private Placement Unit consists of one share of the Company’s Common Stock, and three-fourths (3/4) of one warrant (a “Private Placement Warrant”).	Each Private Placement Unit consists of one share of the Company’s Common Stock, and three-fourths (3/4) of one warrant (a “Private Placement Warrant”).
Exercise price of warrants					$ 11.50	$ 11.50
Founder and Underwriters | Warrants | Private Placement
Related Party Transaction [Line Items]
Number of fractional shares issued upon exercise of warrants					0	0
Period after business combination when warrants become exercisable					30 days	30 days
Period after offering when warrants become exercisable					12 months	12 months
Warrants exercisable expiration period after completion of business combination					5 years	5 years
Net cash settlement value of warrants					$ 0	$ 0
Redemption price per warrant					$ 0.01	$ 0.01
Minimum period of prior written notice of redemption of warrants					30 days	30 days
Minimum price per share required for redemption of warrants					$ 18	$ 18
Warrants redemption covenant, threshold trading days					20 days	20 days
Warrants redemption covenant, threshold consecutive trading days					30 days	30 days
Founder and Underwriters | Warrants | Private Placement | Maximum [Member]
Related Party Transaction [Line Items]
Period allotted to complete the business combination					18 months	18 months
GigFounders, LLC | Office Space, Administrative Services and Secretarial Support
Related Party Transaction [Line Items]
Payment to affiliate of sponsor					$ 20,000	$ 20,000